Noncontrolling Interests - Noncontrolling Interest Activity (Detail) - shares	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Noncontrolling Interests %		4.40%
Restricted Stock Units Issued, Percentage		4.40%
Common Stock Issued (in shares)	745,241	1,871,932
Common Stock Issued, Percentage		2.00%
OP Units Issued, Percentage		2.50%
Noncontrolling Interests %	4.40%	2.50%
Operating Partnership (OP) [Member] | OP Units [Member]
Balance as of January 1, 2021 (in shares)		365,103
Restricted Stock Units Issued		0
Common Stock Issued (in shares)		0
OP Units Issued (in shares)		88,200
Balance as of June 30, 2021 (in shares)	365,103	453,303
Common Shares and RSUs [Member]
Balance (in shares)		7,845,472
Restricted Stock Units Issued		38,308
Common Stock Issued (in shares)		9,571,819
OP Units Issued (in shares)		0
Balance (in shares)	7,845,472	17,455,599